Restructuring (Tables)	12 Months Ended
May 31, 2018
Restructuring And Related Activities [Abstract]
Summary of Charges Recorded in Connection with Restructuring by Reportable Segment

A summary of the charges recorded in connection with restructuring by reportable segment during fiscal 2018 is as follows:

	Fiscal Year Ended May 31, 2018
	Current Year	Cumulative Costs	Total Expected
	Charges	to Date	Costs
(in thousands)

Consumer Segment:
Severance and benefit costs (a)	$5,652	$5,652	$10,552
Facility closure and other related costs	5,139	5,139	7,439
Total Charges	$10,791	$10,791	$17,991

Industrial Segment:
Severance and benefit costs (b)	$2,169	$2,169	$14,251
Facility closure and other related costs	1,045	1,045	12,859
Other asset write-offs	1,373	1,373	10,499
Total Charges	$4,587	$4,587	$37,609

Corporate/Other Segment:
Severance and benefit costs ( c)	$2,136	$2,136	$10,329
Total Charges	$2,136	$2,136	$10,329

a)

Includes current year charges of $5.5 million associated with the elimination of 154 positions at the operating company and $0.2 million related to allocated charges associated with the elimination of one position within the legal function.

b)

Includes current year charges of $1.5 million associated with the elimination of 24 positions at the operating company and $0.7 million related to allocated charges associated with the elimination of four positions within the legal function.

c)	Reflects current year charges related to the accelerated vesting of equity awards for a consumer segment executive in connection with the aforementioned restructuring activities.

Summary of Activity in Restructuring Reserves

A summary of the activity in the restructuring reserves related to the 2020 MAP to Growth plan is as follows:

(in thousands)	Severance and Benefits Costs	Facility Closure and Other Related Costs	Other Asset Write-Offs	Total
Balance at June 1, 2017	$-	$-	$-	$-
Additions charged to expense	9,957	6,184	1,373	17,514
Balance at May 31, 2018	$9,957	$6,184	$1,373	$17,514
Total Expected Costs	$41,878	$22,203	$10,499	$74,580